Short term investments (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Schedule of short term investments

	Carrying Value at December 31, 2022	Fair Value Measurement at December 31, 2022
		Level 1	Level 2	Level 3
Short term investments	$6,704,029	$—	$—	$6,704,029

	Carrying Value at December 31, 2021	Fair Value Measurement at December 31, 2021
		Level 1	Level 2	Level 3
Short term investments	$7,091,939	$—	$—	$7,091,939